Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results of Operations (Unaudited)

Note 23 — Selected Quarterly Results of Operations (Unaudited)

The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,
2014
Revenue	$900,261	$902,477	$896,854	$864,045
Operating income	126,107	125,003	123,848	120,690
Net income	100,503	109,827	110,357	101,435
Basic earnings per share	0.64	0.69	0.69	0.64
Diluted earnings per share	0.63	0.68	0.68	0.63
2013
Revenue	$845,225	$841,332	$832,938	$826,359
Operating income	122,876	123,164	122,855	112,657
Net income	88,954	119,558	104,912	99,015
Basic earnings per share	0.55	0.74	0.65	0.61
Diluted earnings per share	0.54	0.73	0.64	0.61